BORROWINGS - CAPITAL MANAGEMENT (Details) R in Millions	12 Months Ended
	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)
Disclosure of detailed information about borrowings [abstract]
Borrowings.	R 23,768.5	R 25,205.5	R 7,221.2
Cash and cash equivalents	2,499.4	2,029.8	928.4
Net debt	21,269.1	23,175.7	6,292.8
Adjusted EBITDA	R 8,369.4	R 9,045.1	R 10,270.4
Actual leverage ratio	2.5	2.6	0.6
Leverage ratio maximum per covenant for the first specified period	3.5
Leverage ratio maximum per covenant for the second specified period	2.5
Leverage ratio targeted maximum	1